Contract assets and contract liabilities - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets and contract liabilities
Contract assets-non-current, net of allowance	¥ 0	¥ 561
Revenue that was included in contract liability balance at beginning of period	¥ 3,100	¥ 12,500